Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
September 30, 2021
MDL-NPRT3-1121
1.9899757.101
Foreign Government and Government Agency Obligations - 83.7%
		Principal Amount (a)	Value ($)
Brazil - 6.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 6.2765% 7/1/23 to 1/1/24	BRL	15,500,000	2,403,424
Brazilian Federative Republic:
10% 1/1/23	BRL	7,500,000	1,388,828
10% 1/1/25	BRL	10,750,000	1,960,251
10% 1/1/29	BRL	3,500,000	614,722
10% 1/1/31	BRL	2,000,000	344,154
TOTAL BRAZIL			6,711,379
Chile - 1.4%
Chilean Republic:
4.5% 3/1/26	CLP	645,000,000	775,281
5% 3/1/35	CLP	505,000,000	576,155
TOTAL CHILE			1,351,436
China - 13.2%
Peoples Republic of China:
2.68% 5/21/30	CNY	19,000,000	2,875,685
2.88% 11/5/23	CNY	33,750,000	5,271,823
3.28% 12/3/27	CNY	26,500,000	4,231,825
3.81% 9/14/50	CNY	2,500,000	410,535
TOTAL CHINA			12,789,868
Colombia - 3.8%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	826,644
7% 6/30/32	COP	6,850,000,000	1,698,450
7.5% 8/26/26	COP	2,400,000,000	651,860
10% 7/24/24	COP	1,700,000,000	497,767
TOTAL COLOMBIA			3,674,721
Czech Republic - 3.3%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	12,000,000	500,309
1.2% 3/13/31	CZK	25,000,000	1,056,607
2% 10/13/33	CZK	36,000,000	1,627,079
TOTAL CZECH REPUBLIC			3,183,995
Dominican Republic - 1.3%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	46,000,000	870,306
9.75% 6/5/26 (Reg. S)	DOP	20,000,000	427,196
TOTAL DOMINICAN REPUBLIC			1,297,502
Hungary - 2.5%
Hungarian Republic:
3% 10/27/38	HUF	70,000,000	204,954
3.25% 10/22/31	HUF	223,000,000	721,455
6.75% 10/22/28	HUF	365,000,000	1,460,969
TOTAL HUNGARY			2,387,378
Indonesia - 9.5%
Indonesian Republic:
6.5% 6/15/25	IDR	16,000,000,000	1,173,240
7.5% 4/15/40	IDR	3,250,000,000	235,817
8.125% 5/15/24	IDR	7,500,000,000	570,655
8.25% 5/15/29	IDR	29,000,000,000	2,279,427
8.25% 5/15/36	IDR	8,500,000,000	660,699
8.375% 9/15/26	IDR	32,400,000,000	2,565,967
8.375% 3/15/34	IDR	21,800,000,000	1,713,537
TOTAL INDONESIA			9,199,342
Kazakhstan - 1.0%
Kazakhstan Republic:
7.2% 5/27/25	KZT	200,000,000	424,127
8.05% 5/20/24 (b)	KZT	140,000,000	314,900
10.5% 8/4/26 (b)	KZT	90,000,000	214,628
TOTAL KAZAKHSTAN			953,655
Malaysia - 4.4%
Malaysian Government:
3.828% 7/5/34	MYR	4,600,000	1,088,426
3.885% 8/15/29	MYR	7,000,000	1,728,588
4.065% 6/15/50	MYR	3,750,000	861,250
4.762% 4/7/37	MYR	2,200,000	568,852
TOTAL MALAYSIA			4,247,116
Mexico - 8.1%
United Mexican States:
5.75% 3/5/26	MXN	46,500,000	2,152,074
6.75% 3/9/23	MXN	20,000,000	978,514
7.75% 11/23/34	MXN	4,500,000	222,299
7.75% 11/13/42	MXN	30,250,000	1,451,755
8% 12/7/23	MXN	16,250,000	815,039
8.5% 5/31/29	MXN	43,000,000	2,230,958
TOTAL MEXICO			7,850,639
Peru - 1.7%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	3,250,000	675,951
6.35% 8/12/28	PEN	2,000,000	498,621
6.95% 8/12/31	PEN	1,750,000	437,337
TOTAL PERU			1,611,909
Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	232,171

Poland - 4.2%
Polish Government:
1.25% 10/25/30	PLN	2,450,000	575,483
2.5% 7/25/26	PLN	5,450,000	1,440,288
2.75% 10/25/29	PLN	7,500,000	1,998,755
TOTAL POLAND			4,014,526
Romania - 1.5%
Romanian Republic:
3.65% 9/24/31	RON	2,000,000	440,049
4.25% 6/28/23	RON	2,500,000	597,314
4.75% 2/24/25	RON	1,600,000	389,228
TOTAL ROMANIA			1,426,591
Russia - 4.6%
Ministry of Finance of the Russian Federation:
7.05% 1/19/28	RUB	41,500,000	566,897
7.7% 3/16/39	RUB	85,500,000	1,209,054
8.5% 9/17/31	RUB	179,250,000	2,685,724
TOTAL RUSSIA			4,461,675
South Africa - 7.5%
South African Republic:
6.5% 2/28/41	ZAR	22,500,000	974,771
7% 2/28/31	ZAR	4,500,000	251,877
8% 1/31/30	ZAR	45,500,000	2,807,254
8.75% 2/28/48	ZAR	24,500,000	1,339,086
8.875% 2/28/35	ZAR	22,250,000	1,311,168
10.5% 12/21/26	ZAR	7,000,000	521,732
TOTAL SOUTH AFRICA			7,205,888
Thailand - 4.1%
Kingdom of Thailand:
1.6% 12/17/29	THB	24,000,000	701,931
1.6% 6/17/35	THB	45,250,000	1,236,318
3.3% 6/17/38	THB	45,250,000	1,483,083
4.875% 6/22/29	THB	15,000,000	545,921
TOTAL THAILAND			3,967,253
Turkey - 2.2%
Turkish Republic:
8% 3/12/25	TRY	11,500,000	976,330
11% 2/24/27	TRY	3,500,000	301,473
12.4% 3/8/28	TRY	4,000,000	357,585
16.2% 6/14/23	TRY	4,000,000	441,583
TOTAL TURKEY			2,076,971
Ukraine - 0.5%
Ukraine Government:
11.15% 8/26/22	UAH	9,000,000	336,399
11.75% 6/15/22	UAH	4,000,000	150,509
TOTAL UKRAINE			486,908
Uruguay - 1.8%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	153,502
8.5% 3/15/28 (Reg. S)	UYU	10,000,000	243,191
9.875% 6/20/22	UYU	56,500,000	1,342,594
TOTAL URUGUAY			1,739,287
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,611,924)			80,870,210

Supranational Obligations - 1.9%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S) (b)	PHP	19,400,000	380,094
International Finance Corp. 5.85% 11/25/22	INR	105,000,000	1,431,239
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,848,108)			1,811,333

Money Market Funds - 13.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $12,944,188)	12,941,599	12,944,188

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $97,404,220)	95,625,731
NET OTHER ASSETS (LIABILITIES) - 1.0%	953,754
NET ASSETS - 100.0%	96,579,485

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

TRY	2,060,242	USD	231,868	Goldman Sachs Bank USA	10/01/21	(198)
USD	501,273	RON	2,139,943	Brown Brothers Harriman & Co.	10/04/21	379
ZAR	3,823,157	USD	254,477	Goldman Sachs Bank USA	10/05/21	(629)
BRL	2,246,000	USD	424,702	Citibank NA	11/24/21	(15,805)
BRL	1,899,000	USD	348,162	Citibank NA	11/24/21	(2,438)
BRL	2,492,000	USD	456,460	State Street Bank And Trust Co	11/24/21	(2,778)
CLP	182,293,000	USD	231,636	JPMorgan Chase Bank, N.A.	11/24/21	(7,906)
CLP	167,273,000	USD	211,363	State Street Bank And Trust Co	11/24/21	(6,067)
CLP	483,373,000	USD	616,525	State Street Bank And Trust Co	11/24/21	(23,276)
CNY	2,065,000	USD	318,201	JPMorgan Chase Bank, N.A.	11/24/21	924
CNY	1,331,000	USD	204,219	JPMorgan Chase Bank, N.A.	11/24/21	1,474
CNY	4,947,000	USD	760,492	State Street Bank And Trust Co	11/24/21	4,019
COP	2,141,700,000	USD	567,072	Citibank NA	11/24/21	(6,651)
COP	772,600,000	USD	203,147	Citibank NA	11/24/21	(980)
COP	2,372,500,000	USD	611,121	State Street Bank And Trust Co	11/24/21	9,693
CZK	28,954,000	USD	1,329,332	BNP Paribas	11/24/21	(8,394)
CZK	6,785,000	USD	314,349	Goldman Sachs Bank USA	11/24/21	(4,804)
EGP	22,926,000	USD	1,430,104	Citibank NA	11/24/21	28,293
HUF	149,909,000	USD	498,120	Citibank NA	11/24/21	(15,904)
HUF	30,292,000	USD	98,153	Goldman Sachs Bank USA	11/24/21	(712)
HUF	473,974,000	USD	1,586,485	State Street Bank And Trust Co	11/24/21	(61,841)
IDR	188,800,000	USD	13,009	BNP Paribas	11/24/21	112
IDR	2,214,800,000	USD	153,912	JPMorgan Chase Bank, N.A.	11/24/21	16
IDR	11,389,400,000	USD	790,711	JPMorgan Chase Bank, N.A.	11/24/21	852
IDR	4,252,300,000	USD	295,504	State Street Bank And Trust Co	11/24/21	31
INR	16,718,000	USD	224,195	BNP Paribas	11/24/21	(24)
INR	18,594,000	USD	248,659	BNP Paribas	11/24/21	667
INR	18,000,000	USD	242,882	Goldman Sachs Bank USA	11/24/21	(1,521)
MXN	2,740,000	USD	132,292	Brown Brothers Harriman & Co.	11/24/21	(578)
MXN	5,016,000	USD	248,496	Goldman Sachs Bank USA	11/24/21	(7,374)
MXN	38,557,000	USD	1,871,862	Royal Bank Of Canada	11/24/21	(18,403)
MXN	2,174,000	USD	108,029	State Street Bank And Trust Co	11/24/21	(3,523)
MYR	2,418,000	USD	583,565	Goldman Sachs Bank USA	11/24/21	(7,377)
MYR	3,441,000	USD	811,078	Goldman Sachs Bank USA	11/24/21	8,881
PEN	1,231,000	USD	299,725	State Street Bank And Trust Co	11/24/21	(1,986)
PHP	12,406,000	USD	247,971	BNP Paribas	11/24/21	(5,361)
PHP	12,192,000	USD	237,684	Goldman Sachs Bank USA	11/24/21	741
PLN	3,591,000	USD	936,593	Citibank NA	11/24/21	(33,864)
PLN	7,169,000	USD	1,838,350	Citibank NA	11/24/21	(36,161)
PLN	933,000	USD	242,498	HSBC Bank USA	11/24/21	(7,955)
PLN	1,499,000	USD	377,493	JPMorgan Chase Bank, N.A.	11/24/21	(665)
RON	2,319,000	USD	541,702	Brown Brothers Harriman & Co.	11/24/21	1,104
RON	500,000	USD	117,900	JPMorgan Chase Bank, N.A.	11/24/21	(865)
RUB	18,862,000	USD	255,553	JPMorgan Chase Bank, N.A.	11/24/21	1,149
RUB	122,735,000	USD	1,666,011	JPMorgan Chase Bank, N.A.	11/24/21	4,349
RUB	17,103,000	USD	232,678	JPMorgan Chase Bank, N.A.	11/24/21	85
RUB	18,307,000	USD	248,821	JPMorgan Chase Bank, N.A.	11/24/21	328
RUB	144,378,000	USD	1,917,274	JPMorgan Chase Bank, N.A.	11/24/21	47,635
RUB	7,204,000	USD	97,841	State Street Bank And Trust Co	11/24/21	202
THB	17,180,000	USD	523,975	JPMorgan Chase Bank, N.A.	11/24/21	(16,917)
THB	2,713,000	USD	84,191	JPMorgan Chase Bank, N.A.	11/24/21	(4,119)
THB	128,386,000	USD	3,857,752	JPMorgan Chase Bank, N.A.	11/24/21	(68,509)
THB	16,587,000	USD	506,566	JPMorgan Chase Bank, N.A.	11/24/21	(17,010)
TRY	2,015,000	USD	230,286	Citibank NA	11/24/21	(9,720)
TRY	2,102,000	USD	244,329	JPMorgan Chase Bank, N.A.	11/24/21	(14,240)
TRY	1,263,000	USD	142,842	State Street Bank And Trust Co	11/24/21	(4,591)
USD	241,875	BRL	1,295,000	Goldman Sachs Bank USA	11/24/21	6,113
USD	249,442	CLP	193,507,000	Citibank NA	11/24/21	11,948
USD	488,181	CLP	384,784,000	Citibank NA	11/24/21	15,931
USD	1,083,549	CNY	7,072,000	BNP Paribas	11/24/21	(9,360)
USD	472,651	CNY	3,059,000	Goldman Sachs Bank USA	11/24/21	(87)
USD	195,644	CNY	1,271,000	State Street Bank And Trust Co	11/24/21	(777)
USD	504,110	COP	1,950,400,000	Citibank NA	11/24/21	(6,254)
USD	237,285	COP	912,600,000	State Street Bank And Trust Co	11/24/21	(1,515)
USD	422,963	HUF	131,216,000	Brown Brothers Harriman & Co.	11/24/21	878
USD	239,081	HUF	71,170,000	Goldman Sachs Bank USA	11/24/21	10,147
USD	478,111	HUF	141,707,000	Goldman Sachs Bank USA	11/24/21	22,279
USD	291,242	HUF	86,367,000	Goldman Sachs Bank USA	11/24/21	13,423
USD	486,696	IDR	7,005,500,000	Citibank NA	11/24/21	(186)
USD	253,028	IDR	3,698,000,000	State Street Bank And Trust Co	11/24/21	(3,983)
USD	731,738	INR	54,134,000	JPMorgan Chase Bank, N.A.	11/24/21	5,856
USD	893,762	MXN	18,138,000	BNP Paribas	11/24/21	21,857
USD	739,509	MXN	15,222,000	Bank Of America NA	11/24/21	7,777
USD	478,706	MYR	2,012,000	Goldman Sachs Bank USA	11/24/21	(736)
USD	359,679	PEN	1,474,000	Citibank NA	11/24/21	3,167
USD	501,939	PHP	25,365,000	BNP Paribas	11/24/21	5,905
USD	501,156	PLN	1,975,000	BNP Paribas	11/24/21	4,668
USD	281,527	PLN	1,074,000	Goldman Sachs Bank USA	11/24/21	11,538
USD	57,627	RON	242,000	BNP Paribas	11/24/21	983
USD	242,786	RON	1,019,000	BNP Paribas	11/24/21	4,270
USD	242,133	RON	1,017,000	BNP Paribas	11/24/21	4,086
USD	66,227	RON	279,000	Goldman Sachs Bank USA	11/24/21	922
USD	75,089	RUB	5,585,000	BNP Paribas	11/24/21	(920)
USD	251,040	RUB	18,592,000	JPMorgan Chase Bank, N.A.	11/24/21	(1,988)
USD	251,067	RUB	18,653,000	JPMorgan Chase Bank, N.A.	11/24/21	(2,791)
USD	498,258	RUB	36,754,000	JPMorgan Chase Bank, N.A.	11/24/21	(1,945)
USD	56,422	RUB	4,160,000	State Street Bank And Trust Co	11/24/21	(193)
USD	487,880	THB	15,961,000	JPMorgan Chase Bank, N.A.	11/24/21	16,800
USD	249,394	THB	8,211,000	JPMorgan Chase Bank, N.A.	11/24/21	7,050
USD	239,953	THB	8,020,000	JPMorgan Chase Bank, N.A.	11/24/21	3,247
USD	139,904	TRY	1,234,663	Bank Of America NA	11/24/21	4,755
USD	104,189	TRY	905,000	Goldman Sachs Bank USA	11/24/21	5,126
USD	210,096	TRY	1,929,000	JPMorgan Chase Bank, N.A.	11/24/21	(1,056)
USD	233,210	ZAR	3,365,000	Canadian Imperial Bk Commerce	11/24/21	11,359
USD	265,152	ZAR	3,944,000	Goldman Sachs Bank USA	11/24/21	5,128
USD	91,322	ZAR	1,315,000	State Street Bank And Trust Co	11/24/21	4,625
ZAR	4,405,000	USD	300,320	Goldman Sachs Bank USA	11/24/21	(9,903)
ZAR	7,411,000	USD	498,204	Goldman Sachs Bank USA	11/24/21	(9,605)
ZAR	4,849,000	USD	32,601	Goldman Sachs Bank USA	11/24/21	(912)
ZAR	275,000	USD	17,951	State Street Bank And Trust Co	11/24/21	179

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(150,406)

Unrealized Appreciation						320,951
Unrealized Depreciation						(471,357)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish Lira
UAH	-	Ukrainian hryvnia
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	20,796,854	74,731,630	82,585,141	5,544	845	-	12,944,188	0.0%
Total	20,796,854	74,731,630	82,585,141	5,544	845	-	12,944,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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